Consolidated Statements of Comprehensive (Loss) / Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue:
Revenues	$ 116,894	$ 106,696	$ 104,337
Revenues - related party (Note 4)	701	9,976	9,344
Total revenues	117,595	116,672	113,681
Expenses:
Voyage expenses (Note 10)	9,113	4,667	3,352
Vessel operating expenses (Note 10)	26,427	27,398	28,311
Vessel operating expenses - related party (Notes 4, 10)	4,221	4,466	4,330
General and administrative expenses (Note 4)	5,713	6,236	6,253
Vessel depreciation and amortization (Note 5)	32,813	35,979	35,082
Impairment of vessels (Notes 5, 8)	28,805	3,282	0
Operating income	10,503	34,644	36,353
Other income / (expense), net:
Interest expense and finance cost (Note 7)	(18,964)	(19,963)	(18,589)
Other income	850	1,114	986
Total other expense, net	(18,114)	(18,849)	(17,603)
Partnership's net (loss) / income from continuing operations	(7,611)	15,795	18,750
Preferred unit holders' interest in Partnership's net income from continuing operations	11,101	11,101	11,101
General Partner's interest in Partnership's net (loss) / income from continuing operations	(352)	86	150
Common unit holders' interest in Partnership's net (loss) / income from continuing operations	(18,360)	4,608	7,499
Partnership's net income from discontinued operations (Note 3)	7,507	22,688	33,739
Total Partnership's comprehensive (loss) / income:	$ (104)	$ 38,483	$ 52,489
Net (loss) / income from continuing operations per (Note 14):
Common unit, basic and diluted (adjusted for the March 2019 Reverse Split)	$ (1.01)	$ 0.26	$ 0.44
Net income from discontinued operations per
Common unit, basic and diluted (adjusted for the March 2019 Reverse Split)	0.41	1.25	1.91
Net (loss) / income from operations per
Common unit, basic and diluted (adjusted for the March 2019 Reverse Split)	$ (0.6)	$ 1.51	$ 2.35
Weighted-average units outstanding:
Common units, basic and diluted (adjusted for the March 2019 Reverse Split)	18,100,455	17,692,192	17,114,761